UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   December 31, 2007


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     February 5, 2008
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:      70
                                        -------------

Form 13F Information Table Value Total:   253139
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

                                        2



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 FORM 13F INFORMATION TABLE

                                                      INVEST-   OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       CRETION   GERS    SOLE


AFLAC INC	Common	001055102	4495	71760 	SOLE	N/A	71760
ALBERMARLE CORP	Common	012653101	6021	145960 	SOLE	N/A	145960
AIG	 	Common	026874107	1169	20050 	SOLE	N/A	20050
AMGEN INC	Common	031162100	330	7116 	SOLE	N/A	7116
APACHE CORP	Common	037411402	225	2100 	SOLE	N/A	2100
APTARGROUP INC	Common	038336103	2970	72600 	SOLE	N/A	72600
ARCHER DANIELS 	Common	039483102	8969	193186 	SOLE	N/A	193186
AT&T		Common	0206R201	300	7217 	SOLE	N/A	7217
ADP		Common	053015103	6169	138542 	SOLE	N/A	138542
BOA		Common	060505104	6880	166744 	SOLE	N/A	166744
BIOGEN 		Common	09062X103	263	4625 	SOLE	N/A	4625
CARDINAL HEALTH	Common	14149Y108	2370	41050 	SOLE	N/A	41050
CATERPILLAR INC	Common	149123101	7472	102975 	SOLE	N/A	102975
COCA-COLA CO	Common	191216100	216	3513 	SOLE	N/A	3513
CROSSTEX ENERGY	Common	22765Y104	352	9450 	SOLE	N/A	9450
DNP SELECT INCO	Common	23325P104	211	19924 	SOLE	N/A	19924
DUFF & PHELPS	Common	26432K108	106	10300 	SOLE	N/A	10300
EATON VANCE 	Common	278265103	7912	174230 	SOLE	N/A	174230
ECOLAB		Common	278865100	2091	40840 	SOLE	N/A	40840
EMERSON ELEC	Common	2910111104	1168	20612 	SOLE	N/A	20612
ENBRIDGE ENERG 	Common	29250R106	10857	214829 	SOLE	N/A	214829
ENERGY TRANSFE 	Common	29273R109	9566	177550 	SOLE	N/A	177550
ENTERPRISE PROD	Common	293792107	13106	411092 	SOLE	N/A	411092
EQUITABLE RESOU	Common	294549100	233	4370 	SOLE	N/A	4370
EXXON MOBIL 	Common	30231G102	1410	15054 	SOLE	N/A	15054
FLUOR CORP	Common	343858205	220	1513 	SOLE	N/A	1513
GENERAL ELEC CO	Common	369604103	9870	266258 	SOLE	N/A	266258
GENZYME CORP	Common	372917104	357	4800 	SOLE	N/A	4800
ILLINOIS TOOL 	Common	452308109	3115	58185 	SOLE	N/A	58185
IBM		Common	459200101	5076	46963 	SOLE	N/A	46963
JOHN HANCOCK T/	Common	41013V100	195	10867 	SOLE	N/A	10867
J&J		Common	478160104	5341	80077 	SOLE	N/A	80077
JP MORGAN CHASE	Common	46625H100	883	20233 	SOLE	N/A	20233
KINDER MORGAN 	Common	494550106	1858	34420 	SOLE	N/A	34420
LEGGETT & PLATT	Common	524660107	1636	93780 	SOLE	N/A	93780
LINEAR TECH	Common	535678106	2510	78865 	SOLE	N/A	78865
LINN ENERGY LLC	Common	53602010	529	21125 	SOLE	N/A	21125
LOWES COS INC	Common	548661107	1075	47512 	SOLE	N/A	47512
MAGELLAN MID	Common	559080106	11709	270035 	SOLE	N/A	270035
MCDONALDS CORP	Common	580135101	8127	137960 	SOLE	N/A	137960
MEDTRONIC INC	Common	585055106	3419	68017 	SOLE	N/A	68017
MICROSOFT CORP	Common	594918104	370	10403 	SOLE	N/A	10403
NATURAL RESOUR	Common	63900P103	12632	389180 	SOLE	N/A	389180
NUCOR CORP.	Common	670346105	1710	28875 	SOLE	N/A	28875
NUSTAR ENERGY 	Common	67058H102	4485	84133 	SOLE	N/A	84133
NUVEEN PENN INV	Common	670972108	166	12800 	SOLE	N/A	12800
ONEOK PARTNERS	Common	682680103	1113	18170 	SOLE	N/A	18170
PAYCHEX INC	Common	704326107	3103	85660 	SOLE	N/A	85660
PENN VIRGINIA 	Common	707884102	370	15050 	SOLE	N/A	15050
PEPSICO INC	Common	713448108	5015	66074 	SOLE	N/A	66074
PFIZER INC	Common	717081103	2935	129126 	SOLE	N/A	129126
PIMCO CORPORATE	Common	72200U100	562	43700 	SOLE	N/A	43700
PIMCO MUNI I	Common	72200N106	385	28100 	SOLE	N/A	28100
PLAINS ALL AMER	Common	726503105	7569	145557 	SOLE	N/A	145557
PRAXAIR INC	Common	74005P104	6526	73570 	SOLE	N/A	73570
PRINCIPAL FIN	Common	74251V102	241	3500 	SOLE	N/A	3500
P&G		Common	742718109	6036	82213 	SOLE	N/A	82213
ROPER INDS INC 	Common	776696106	7595	121435 	SOLE	N/A	121435
SEI INVESTMENTS	Common	784117103	2266	70440 	SOLE	N/A	70440
STATE STR CORP	Common	857477103	6514	80230 	SOLE	N/A	80230
SUNOCO LOGIST	Common	86764L108	12675	252570 	SOLE	N/A	252570
SYNOVUS FINL 	Common	87161C105	2484	140720 	SOLE	N/A	140720
TEPPCO PARTNERS	Common	872384102	632	16500 	SOLE	N/A	16500
TOTAL SYSTEMS 	Common	891906109	904	32278 	SOLE	N/A	32278
UNITED TECHN	Common	913017109	6418	83845 	SOLE	N/A	83845
UNIVERSAL STAIN	Common	913837100	274	7706 	SOLE	N/A	7706
WACHOVIA CORP	Common	929903102	1001	26322 	SOLE	N/A	26322
WALGREEN CO	Common	931422109	1261	33100 	SOLE	N/A	33100
WELLS FARGO 	Common	949746101	2163	71658 	SOLE	N/A	71658
WILLIAMS PART	Common	96950F104	4953	126350 	SOLE	N/A	126350

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